Other Compensation Costs - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense		$ 12,400	$ 4,600
Increase (decrease) due to change in target valuation		2,000
Increase (decrease) due to acceleration of awards		1,900
Contributed capital from Parent for executive compensation		6,160	3,840
Severance Costs		$ 2,500
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of additional shares authorized (in shares)	125
Share-based compensation arrangement by share-based payment award, number of shares available for grant		1,000
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Contributed capital from Parent for executive compensation		$ 6,200	3,800
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value		25,000	$ 19,200
Increase (decrease) due to lapse in vesting period		$ 2,000